Principal Accounting Policies (Statutory Reserves) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2014 PRC Subsidiaries [Member]	Dec. 31, 2014 VIEs [Member]	Dec. 31, 2014 Actoz [Member]	Dec. 31, 2014 Eyedentity [Member]
Statutory Reserves [Line Items]
Percentage rate of after tax profit, annul appropriation, general reserve fund/statutory reserve fund					10.00%	10.00%
Percentage rate of registered capital, general reserve fund/statutory reserve fund reached, appropriation not required					50.00%	50.00%
Total appropriation of general reserve fund/statutory reserve fund	4,600,000	7,200,000	5,100,000
Percentage of cash dividends, annul appropriation, legal reserves, minimum							10.00%	10.00%
Percentage rate of issued capital stock, legal reserve reached, appropriation not required							50.00%	50.00%
Total appropriation of legal reserve	0	0	3,800,000	648,900,000